Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations [Abstract]
Discontinued Operations	Discontinued Operations
Further to the decision to terminate the Lumoxiti Agreement and termination notice sent in December 2020, a Termination and Transition Agreement was discussed and executed, effective as of June 30, 2021 terminating the Lumoxiti Agreement as well as Lumoxiti related agreements (including the supply agreement, the quality agreement and other related agreements) and transferring of the U.S. marketing authorization and distribution rights of Lumoxiti back to AstraZeneca. Consecutively, the activities related to Lumoxiti are presented as a discontinued operation as of October 1, 2021
As part of the communication of its 2020 consolidated financial statements, the Company had communicated on a contingent liability estimated at a maximum of $12.8 million related to the sharing of certain manufacturing costs. As part of the termination and transition agreement, Innate and AstraZeneca have agreed to share manufacturing costs, and Innate will pay $6.2 million on April 30, 2022. This amount of $6.2 million (€5.5 million) was booked as trade payables and others as of December 31, 2021 (see note 8).
a) Financial Performance

	Year ended December 31,
	2019	2020	2021
Revenue and other income
Revenue from collaboration and licensing agreements	365	—	926
Sales	—	678	874
Total revenue and other income	365	678	1,800
Operating expenses
Research and development expenses	(15,947)	(8,905)	(624)
Selling, general and administrative expenses	(4,826)	(12,260)	(8,507)
Impairment of intangible assets	—	(43,529)	—
Total operating expenses	(20,773)	(64,694)	(9,131)
Net income (loss) from distribution agreements	(8,219)	861	—
Operating income (loss)	(28,627)	(63,155)	(7,331)
Financial income	—	—	—
Financial expenses	—	—	—
Net financial income (loss)	—	—	—
Net income (loss) before tax	(28,627)	(63,155)	(7,331)
Income tax expense	—	—	—
Net income (loss) from discontinued operations	(28,627)	(63,155)	(7,331)

a) Cash-Flows

	Year ended December 31,
	2019	2020	2021
Net cash generated from / (used in) operating activities	(21,318)	(22,391)	(3,552)
Net cash generated from / (used in) investing activities	(43,914)	(6,620)	—
Net cash generated from / (used in) financing activities	—	—	—
Net cash flows from discontinued operations	(65,232)	(29,011)	(3,552)